Consolidated statements of cash flows:	12 Months Ended
Dec. 31, 2023
Consolidated statements of cash flows:
Consolidated statements of cash flows:

Note 20 - Consolidated statements of cash flows:

As of December 31, 2021, 2022 and 2023, the analysis of net debt and movements in net debt is presented as follows:

	Long - term debt						Bank Loans
	2021		2022		2023		2021		2022		2023
Short-term debt (Note 11)	Ps.	353,672	Ps.	377,215	Ps.	344,048
Short-term bank loans (Note 10)							Ps.	224,472	Ps.	1,492,781	Ps.	889,591
Long-term bank loans (Note 10)								6,603,006		3,442,804		2,586,932
Long-term debt (Note 11)		6,598,397		9,891,961		8,404,199
Balances at December 31	Ps.	6,952,069	Ps.	10,269,176	Ps.	8,748,247	Ps.	6,827,478	Ps.	4,935,585	Ps.	3,476,523

Balances at January 1 of the debt-net	Ps.	6,972,176	Ps.	6,952,069	Ps.	10,269,176	Ps.	6,928,170	Ps.	6,827,478	Ps.	4,935,585
Interest expense		454,863		523,488		552,046		387,523		332,030		573,816
Bank loans(Note 10)								4,650,000
Long-term debt (Note 11)				3,947,522
Interest paid		(428,530)		(532,579)		(519,601)		(480,168)		(547,042)		(547,505)
Principal payments		(220,961)		(222,568)		(200,535)		(4,429,334)		(1,498,076)		(1,475,000)
Foreign currency translation		174,521		(398,756)		(1,352,839)		(228,713)		(178,805)		(10,373)
Balances at December 31	Ps.	6,952,069	Ps.	10,269,176	Ps.	8,748,247	Ps.	6,827,478	Ps.	4,935,585	Ps.	3,476,523